Fair Valuation of Share-Based Compensation - Share-Based Payment Arrangement, Stock Appreciation Right, Activity (Detail) - Shadow Equity Plan - Stock Appreciation Rights (SARs) - $ / shares		12 Months Ended
	Jan. 14, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Share Based Compensation Stock Appreciation Rights Award Activity [Line Items]
Risk free interest rate	0.05%	0.04%	0.04%
Expected term	0 years	7 months 6 days	1 year 7 months 6 days
Expected volatility	60.00%	60.00%	60.00%
Dividend yield	0.00%	0.00%	0.00%
Indicative share price	$ 20.94	$ 12.13	$ 4.44
Offer value	$ 3.4	$ 3.4	$ 4.44